                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                     -------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST

               (Exact name of registrant as specified in charter)
                                    ---------

                          875 Third Avenue, 22nd Floor

                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust

                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                     DATE OF FISCAL YEAR END: APRIL 30, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

Code of Ethics attached as Exhibit A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a) (2) The audit committee financial expert is James D. Vaughn. Mr. Vaughn is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP, for the audit of the registrant's financial statements for the periods ended April 30, 2004 and April 30, 2003 were $44,000 and $0, respectively. The fees for the period ended April 30, 2004 include $35,000 for the audit of the registrant's annual financial statements and $9,000 for the audit of the seed balance sheet.

(b) Non-Audit Fees: None.

(c) Tax Fees: The aggregate fees billed to the registrant by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning for the periods ended April 30, 2004 and April 30, 2003 were $3,000 and $0, respectively. These fees were for preparation of the registrant's tax returns.

(d) All Other Fees: None.

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant's investment adviser and to certain affiliates of the investment adviser.

(2) None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the registrant, the registrant's investment adviser and any entity controlling, controlled by, or under common control with, the investment adviser that provides ongoing services to the registrant for the periods ended April 30, 2004 and April 30, 2003 were $128,000 and $0, respectively.

(h) All non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were pre-approved pursuant to paragraph (c)(7)(ii) of Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting held on May 11, 2004, the registrant's board of trustees adopted the following procedures by which shareholders may recommend nominees to the registrant's board of trustees:

1. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the registrant, to the attention of the registrant's Secretary/Clerk, at the address of the principal executive offices of the registrant.

2. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the registrant not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the trustee meeting at which the nominee would be elected.

3. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the registrant owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs
      (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of
      Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the registrant); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the registrant (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the registrant to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a trustee if elected; (iii) the recommending shareholder's name as it appears on the registrant's books;
      (iv) the series (and, if applicable, class) and number of all shares of the registrant owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the nominating committee of the board of trustees may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a trustee of the registrant.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2003 through April 30, 2004 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Section 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), and Section 906 of the Sarbanes Oxley Act of 2002, also accompany this filing as an Exhibit.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCHRODER GLOBAL SERIES TRUST

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name:   Mark A. Hemenetz
Title:  Principal Executive Officer

Date:    July 7, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark A. Hemenetz
    --------------------------------------------
Name:   Mark A. Hemenetz
Title:  Principal Executive Officer

Date:    July 7, 2004

By: /s/ Alan M. Mandel
    --------------------------------------------
Name:   Alan M. Mandel
Title:  Principal Financial Officer
Date:   July 7, 2004

                                                         SCHRODER NORTH AMERICAN
                                                              EQUITY FUND

INVESTMENT ADVISOR
  Schroder Investment Management
    North America Inc.
  875 Third Avenue, 22nd Floor
  New York, NY 10022

TRUSTEES
  John I. Howell
  Peter S. Knight
  Catherine A. Mazza
  Clarence F. Michalis                                            ANNUAL REPORT
  James D. Vaughn

DISTRIBUTOR                                                       APRIL 30, 2004
  Schroder Fund Advisors Inc.
  875 Third Avenue, 22nd Floor
  New York, NY 10022

TRANSFER & SHAREHOLDER SERVICING AGENT
  Boston Financial Data Services, Inc.
  800-464-3108
  617-483-5000

CUSTODIAN
  J.P. Morgan Chase & Co.

COUNSEL
  Ropes & Gray LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  PricewaterhouseCoopers LLP

The information contained in this report is intended for the general information of the shareholders of the Trusts. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Trusts.

[SCHRODERS LOGO | 2004]                             [SCHRODERS LOGO | 2004]
200 years of forward thinking                    200 years of forward thinking

SCHRODER NORTH AMERICAN EQUITY FUND

                                  May 24, 2004

Dear Shareholder:

We are pleased to provide the annual report to shareholders of the Schroder North American Equity Fund, which covers the period for the Fund's first fiscal year ending April 30, 2004. (The Fund commenced operations on September 17, 2003.) This report includes comments from the portfolio manager, the schedule of investments and other relevant information regarding the Fund. We encourage you to read the report and we thank you for making Schroders part of your investment program.

After the strong growth, many funds experienced during the last year, returns for the six months ended April 30, 2004 moderated along with the equity markets overall. During the timeframe under review, international markets generally outperformed the U.S. while domestically, small capitalization stocks generally posted higher returns than larger capitalization ones. Even though many companies continue to post higher profits, investors appear to be paying greater attention to valuations - a factor that was not so prevalent in past market rallies.

U.S. interest rates have also become a factor across all markets and asset classes. During the six-month period covered by this report, the U.S. Federal Reserve Bank left rates unchanged, keeping them at historically low levels. However, signs that the economy has recovered indicate that this policy may change and the general consensus is that the Fed will begin to increase the federal funds rate soon. Most investors are already anticipating this rise and the impact it will have on the markets.

The weakening of the U.S. and Canadian dollars has supported economic activity by making North American exports less expensive. However, while North American markets grew during the period, for this growth to be sustained, companies must invest capital and create more jobs to further fuel the expansion. The employment reports recently released in March and April did show signs of strength, but geopolitical factors also raise some concerns. Confidence factors including, for example, the upcoming presidential election, terrorist threats and energy costs are some of the most visible.

The complexity and variety of factors that play a role in domestic and international equity and fixed income markets reinforce the need to develop and maintain a diversified portfolio that incorporates both your individual financial goals and your overall investment horizon.

SCHRODER NORTH AMERICAN EQUITY FUND

We thank you for making Schroders part of your investment goals and for your continued confidence.

                                                Sincerely,

                                                /s/Mark A. Hemenetz

                                                Mark A. Hemenetz
                                                President

The views expressed in the following report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date this annual report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs. Certain securities described in these reports may no longer be held by the Fund and therefore no longer appear in the Schedule of Investments as of April 30, 2004.

SCHRODER NORTH AMERICAN EQUITY FUND

MANAGEMENT DISCUSSION AND ANALYSIS (As of May 18, 2004)

PERFORMANCE

The Schroder North American Equity Fund had a total return of 9.56% for the period from inception on September 17, 2003 to April 30, 2004. This compares to the benchmark FTSE North America Index return of 9.22% for the same period.

The Fund benefited from good stock selection, particularly in the U.S. Specifically, this came from the financial sector (especially commercial banks and specialty finance) as well as the pharmaceutical, biotechnology and information technology hardware industries. The Fund's exposure to Canadian oil and gas companies was also a positive contributor. A portion of these gains was offset by weak relative performance in non-cyclical services (telecommunications services) and general industries (electronic and electrical equipment).

MARKET BACKGROUND

North American equity market returns were relatively strong in the review period, supported by robust economic and corporate profits growth and an increase in merger and acquisitions activity. However, performance was stronger in the first half of the reporting period, with signs that markets were beginning to consolidate their gains towards the second half following the rally seen during the previous twelve months. This consolidation was compounded by rising tensions in the Middle East, fears that U.S. interest rates would rise earlier than previously anticipated and a more uncertain corporate profits outlook, all of which further led to a decline in investors' appetite for risk.

Oil and gas were the best performing industries during the period, helped by high crude prices and the market shift from the earliest beneficiaries of economic recovery towards sectors that typically outperform in the later stages of the economic cycle. Technology was the worst performing sector, which suffered a sharp decline following earlier substantial gains.

The U.S. outperformed Canada in U.S. dollar terms. Forecasts of U.S. economic growth were increased and corporate profits generally exceeded expectations, driven by substantial productivity gains. Canada was comparatively weak, in part reflecting the decline in the Canadian dollar relative to the U.S. dollar towards the end of the period. Canada's economic recovery appeared to be faltering due to the lingering effect of the sharp appreciation in the Canadian dollar in 2003 and the interest rate cut it triggered at the beginning of 2004 to bolster domestic demand.

PORTFOLIO REVIEW

There were no major changes to the Fund's positioning in the last six months of the period. However, there was a shift in style to favor absolute value and momentum factors at the expense of relative value and quality. Relative value declined in importance as stocks that appeared historically cheap to us have become more difficult to find following the strong cyclical recovery in the past twelve months. Currently, the Fund is diversified across all of these groups. Additions were made to defensive value stocks in the U.S., such as food staples, retailing and personal products industries.

SCHRODER NORTH AMERICAN EQUITY FUND

OUTLOOK

The Fund seeks to provide a well-diversified exposure to North American equities, limiting industry and individual stock risk while providing exposure to a broad range of style characteristics.

We believe that rising business investment and stronger job creation should ensure sustainable growth in the U.S. economy, although the pace of growth is expected to begin to slow as the stimulus from fiscal policy fades and interest rates rise. Strong corporate profits growth will be particularly important in this environment to support valuations.

We believe that the prospects for the Canadian economy are also improving, underpinned by the strength of U.S. growth. Monetary policy is likely to remain accommodative, although interest rates are unlikely to be reduced further given tentative signs of stronger domestic demand and the recent decline in the value of the Canadian dollar.

SCHRODER NORTH AMERICAN EQUITY FUND

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
               SCHRODER NORTH AMERICAN EQUITY FUND VS. FTSE NORTH
                      AMERICAN INDEX AND THE S&P 500 INDEX

                                    [GRAPH]

                         FTSE NA Index       S&P 500 Index       Schroder North American Fund
September 17, 2003       10,000.00           10,000.00           10,000.00
September-03              9,717.00            9,894.00            9,730.00
October-03               10,262.10           10,454.00           10,280.00
November-03              10,369.90           10,546.00           10,400.00
December-03              10,891.50           11,098.60           10,946.00
January-04               11,113.70           11,301.70           11,157.00
February-04              11,280.40           11,458.80           11,308.00
March-04                 11,116.80           11,285.80           11,167.00
April-04                 10,922.30           10,905.00           10,956.00


PERFORMANCE INFORMATION
                                         SINCE
                                       INCEPTION*
                                       ---------
Schroder North American Equity Fund      9.56%
FTSE North American Index**              9.22
S&P 500 Index**                          9.05

*  The Fund commenced operations on September 17, 2003.

** The FTSE North American Index is a market capitalization value weighted composite index of over 700 U.S. and Canadian companies and reflects the reinvestment of dividends. The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

"Total Return" is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
         COMMON STOCKS (91.3%)

         BERMUDA (0.8%)

         INDUSTRIAL CONGLOMERATES (0.5%)
171,009  Tyco International                                 $  4,694,197
                                                            ------------
         PROPERTY & CASUALTY INSURANCE (0.1%)
  6,349  XL Capital                                              484,746
                                                            ------------
         REINSURANCE (0.2%)
 14,598  Arch Capital Group (1)                                  586,547
  6,300  Everest Real Estate Group                               536,634
 13,701  IPC Holdings                                            504,197
 10,026  PartnerRe Holdings                                      574,490
                                                            ------------
                                                               2,201,868
                                                            ------------
         Total Bermuda                                         7,380,811
                                                            ------------
         CANADA (3.5%)

         AEROSPACE & DEFENSE (0.1%)
208,175  Bombardier                                              914,290
                                                            ------------
         ALUMINUM (0.2%)
 40,931  Alcan                                                 1,640,514
                                                            ------------
         ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
 45,900  CI Fund Management                                      542,356
                                                            ------------
         BIOTECHNOLOGY (0.0%)
 11,100  QLT                                                     300,654
                                                            ------------
         BREWERS (0.1%)
 32,000  Molson                                                  729,235
                                                            ------------
         BROADCASTING & CABLE TV (0.1%)
 37,178  Rogers Communications                                   639,616
 41,800  Shaw Communications                                     695,425
                                                            ------------
                                                               1,335,041
                                                            ------------
         COMMERCIAL PRINTING (0.0%)
 22,152  Quebecor World                                          380,140
                                                            ------------
         COMMODITY CHEMICALS (0.1%)
 62,831  Methanex                                                701,295
                                                            ------------
         COMMUNICATIONS EQUIPMENT (0.1%)
255,506  Nortel Networks                                         964,244
                                                            ------------
         DEPARTMENT STORES (0.0%)
 18,300  Hudson's Bay                                            170,059
                                                            ------------
         DIVERSIFIED BANKS (0.9%)
 11,854  Bank of Montreal                                        447,353
 97,357  Bank of Nova Scotia                                   2,488,346
 38,174  Canadian Imperial Bank of
           Commerce                                            1,865,051
 18,050  Royal Bank of Canada                                    799,962
 73,048  Toronto-Dominion Bank                                 2,362,607
                                                            ------------
                                                               7,963,319
                                                            ------------
         GENERAL MERCHANDISE STORES (0.1%)
 18,519  Canadian Tire                                           593,174
                                                            ------------
         GOLD (0.1%)
 42,000  Goldcorp                                                469,398
 26,100  Meridian Gold (1)                                       261,712
                                                            ------------
                                                                 731,110
                                                            ------------
         INTEGRATED OIL & GAS (0.2%)
 34,693  Husky Energy                                            636,974
 29,266  Imperial Oil                                          1,280,021
                                                            ------------
                                                               1,916,995
                                                            ------------
         INTEGRATED TELECOMMUNICATION SERVICES(0.1%)
 44,913  BCE                                                     901,036
                                                            ------------
         LIFE & HEALTH INSURANCE (0.3%)
 34,882  Great West Lifeco                                     1,277,337
 66,366  Sun Life Financial                                    1,754,157
                                                            ------------
                                                               3,031,494
                                                            ------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
         OIL & GAS DRILLING (0.1%)
  9,700  Precision Drilling (1)                             $    460,225
                                                            ------------
         OIL & GAS EXPLORATION & PRODUCTION (0.6%)
 20,030  Canadian Natural
          Resources                                            1,098,173
 47,931  EnCana                                                1,875,068
 22,684  Nexen                                                   827,197
 22,364  Talisman Energy                                       1,267,930
                                                            ------------
                                                               5,068,368
                                                            ------------
         OTHER DIVERSIFIED FINANCIAL SERVICES(0.1%)
 23,033  Power Corp. of Canada                                   908,591
                                                            ------------
         PHARMACEUTICALS (0.0%)
 21,757  Biovail (1)                                             413,229
                                                            ------------
         PUBLISHING (0.1%)
 25,916  Thomson                                                 822,566
                                                            ------------
         RAILROADS (0.1%)
 30,400  Canadian Pacific Railway                                674,205
                                                            ------------
         REAL ESTATE INVESTMENT TRUSTS (0.0%)
 22,659  RioCan Real Estate                                      242,201
                                                            ------------
         Total Canada                                         31,404,341
                                                            ------------
         ISRAEL (0.1%)

         SYSTEMS SOFTWARE (0.1%)
 34,900  Check Point Software
          Technologies (1)                                       817,707
                                                            ------------
         SINGAPORE (0.1%)

         ELECTRONIC MANUFACTURING SERVICES (0.1%)
 37,719  Flextronics International (1)                           607,276
                                                            ------------
         SWEDEN (0.0%)

         AUTO PARTS & EQUIPMENT (0.0%)
  6,713  Autoliv                                                 285,504
                                                            ------------
         UNITED KINGDOM (0.1%)

         APPLICATION SOFTWARE (0.1%)
 24,950  Amdocs (1)                                             662,422
                                                            ------------
         UNITED STATES (86.7%)

         ADVERTISING (0.2%)
 20,676  Omnicom Group                                        1,643,949
                                                            ------------
         AEROSPACE & DEFENSE (1.7%)
 45,644  Boeing                                               1,948,542
 18,435  General Dynamics                                     1,725,885
 55,539  Honeywell International                              1,920,539
 13,400  L-3 Communications
          Holdings                                              827,316
 20,917  Lockheed Martin                                        997,741
 17,685  Northrop Grumman                                     1,755,236
 40,831  Raytheon                                             1,317,208
 20,800  Rockwell Collins                                       670,800
 45,043  United Technologies                                  3,885,409
                                                            ------------
                                                             15,048,676
                                                            ------------
         AGRICULTURAL PRODUCTS (0.3%)
111,700  Archer Daniels Midland                               1,961,452
 12,564  Delta & Pine Lands                                     304,803
 15,900  Fresh Delaware Monte
          Produce                                               371,265
                                                            ------------
                                                              2,637,520
                                                            ------------
         AIR FREIGHT & LOGISTICS (0.4%)
 10,717  C.H. Robinson Worldwide                                439,826
 17,138  Expeditors International Washington                    688,776
  6,273  FedEx                                                  451,091

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 30,561  United Parcel Service                              $  2,143,854
                                                            ------------
                                                               3,723,547
                                                            ------------
         AIRLINES (0.0%)
 20,300  Skywest                                                 369,460
                                                            ------------
         ALUMINUM (0.3%)
 85,915  Alcoa                                                 2,641,886
                                                            ------------
         APPAREL RETAIL (0.4%)
  4,300  AnnTaylor Stores (1)                                    174,279
  7,200  Foot Locker                                             172,800
 74,561  Gap                                                   1,641,088
 61,871  Limited Brands                                        1,277,017
                                                            ------------
                                                               3,265,184
                                                            ------------
         APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
 27,600  Jones Apparel Group                                   1,010,160
 14,847  Polo Ralph Lauren                                       513,706
                                                            ------------
                                                               1,523,866
                                                            ------------
         APPLICATION SOFTWARE (0.3%)
 58,000  Cadence Design System (1)                               743,560
 18,800  Filenet (1)                                             516,248
  7,252  Micros Systems (1)                                      318,145
 25,700  RSA Security (1)                                        411,714
 20,300  Synopsys (1)                                            542,619
 32,800  Tibco Software (1)                                      246,000
                                                            ------------
                                                               2,778,286
                                                            ------------
         ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  7,650  Affiliated Managers
          Group (1)                                              372,555
 72,673  Bank of New York                                      2,117,692
  7,611  Blackrock                                               473,404
 21,070  Franklin Resources                                    1,155,268
 38,184  State Street                                          1,863,379
                                                            ------------
                                                               5,982,298
                                                            ------------
         AUTO PARTS & EQUIPMENT (0.3%)
 16,069  Gentex                                                  631,994
 19,816  Johnson Controls                                      1,087,106
  9,700  Lear                                                    588,014
                                                            ------------
                                                               2,307,114
                                                            ------------
         AUTOMOBILE MANUFACTURERS (0.6%)
166,341  Ford Motor                                            2,554,998
 54,293  General Motors                                        2,574,574
                                                            ------------
                                                               5,129,572
                                                            ------------
         BIOTECHNOLOGY (1.0%)
 81,546  Amgen (1)                                             4,588,593
 15,800  Biogen Idec (1)                                         932,200
 15,635  Chiron (1)                                              725,464
 17,292  Genentech (1)                                         2,123,458
  5,200  Invitrogen (1)                                          375,596
                                                            ------------
                                                               8,745,311
                                                            ------------
         BREWERS (0.5%)
 71,597  Anheuser Busch Cos                                    3,668,630
  7,000  Coors (Adolph) - Class B                                459,970
                                                            ------------
                                                               4,128,600
                                                            ------------
         BROADCASTING & CABLE TV (0.9%)
 53,407  Clear Channel
          Communications                                       2,215,856
 70,393  Comcast (Non-Voting) (1)                              2,040,693
 46,906  Comcast - Class A (1)                                 1,411,871
 28,242  COX Communications (1)                                  923,231
159,619  Liberty Media (1)                                     1,746,232
                                                            ------------
                                                               8,337,883
                                                            ------------
         BUILDING PRODUCTS (0.3%)
  9,300  American Standard (1)                                   978,267
 52,223  Masco                                                 1,462,766

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 22,600  USG (1)                                            $    321,598
                                                            ------------
                                                               2,762,631
                                                            ------------
         CASINOS & GAMING (0.4%)
 46,693  Caesars Entertainment (1)                               618,682
  5,000  GTech Holdings                                          304,600
 16,500  Harrah's Entertainment                                  877,470
 35,297  International Game
         Technology                                            1,332,109
                                                            ------------
                                                               3,132,861
                                                            ------------
         COMMERCIAL PRINTING (0.1%)
 23,659  Donnelley (R.R.) & Sons                                 696,048
  6,300  John H. Harland                                         194,103
                                                            ------------
                                                                 890,151
                                                            ------------
         COMMUNICATIONS EQUIPMENT (2.6%)
521,763  Cisco Systems (1)                                    10,889,194
 56,964  Corning (1)                                             628,313
 17,116  Foundry Networks (1)                                    193,411
 10,600  Harris                                                  477,530
 52,400  JDS Uniphase (1)                                        159,296
 61,908  Juniper Networks (1)                                  1,354,547
258,180  Lucent Technologies (1)                                 870,067
205,987  Motorola                                              3,759,263
 12,700  Polycom (1)                                             242,316
 65,512  Qualcomm                                              4,091,879
 11,366  Utstarcom (1)                                           299,494
                                                            ------------
                                                              22,965,310
                                                            ------------
         COMPUTER & ELECTRONICS RETAIL (0.3%)
 31,330  Best Buy                                              1,699,653
 28,620  Radioshack                                              880,351
                                                            ------------
                                                               2,580,004
                                                            ------------
         COMPUTER HARDWARE (2.8%)
 46,845  Apple Computer (1)                                    1,205,322
199,914  Dell (1)                                              6,939,015
246,859  Hewlett Packard                                       4,863,122
131,247  IBM                                                  11,572,048
 82,060  Sun Microsystems (1)                                    320,034
                                                            ------------
                                                              24,899,541
                                                            ------------
         COMPUTER STORAGE & PERIPHERALS (0.3%)
197,709  EMC (1)                                               2,206,432
  5,200  Lexmark International (1)                               470,392
                                                            ------------
                                                               2,676,824
                                                            ------------
         CONSTRUCTION & ENGINEERING (0.0%)
  7,200  Washington Group International (1)                      260,064
                                                            ------------
         CONSTRUCTION & FARM MACHINERY &
         HEAVY TRUCKS (0.4%)
 29,804  Caterpillar                                           2,316,665
 24,036  John Deere                                            1,635,409
                                                            ------------
                                                               3,952,074
                                                            ------------
         CONSTRUCTION MATERIALS (0.2%)
  7,700  Florida Rock Industries                                 306,383
  7,500  Martin Marietta                                         324,375
 15,145  Vulcan Materials                                        700,305
                                                            ------------
                                                               1,331,063
                                                            ------------
         CONSUMER FINANCE (1.0%)
 80,584  American Express                                      3,944,587
 26,500  Americredit (1)                                         429,565
 21,900  Capital One Financial                                 1,435,107
119,562  MBNA                                                  2,914,921
 29,200  Providian (1)                                           354,196
                                                            ------------
                                                               9,078,376
                                                            ------------
         DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
 14,648  Affiliated Computer Services (1)                        710,428
 53,406  Automatic Data Processing                             2,339,717

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 29,732  Computer Sciences (1)                              $  1,216,336
 55,938  Electronic Data Systems                               1,023,106
 31,847  First Data                                            1,445,535
 22,899  FISERV (1)                                              837,188
 30,030  SunGard Data Systems (1)                                782,882
                                                            ------------
                                                               8,355,192
                                                            ------------
         DEPARTMENT STORES (0.5%)
 27,800  Federated Department
         Stores                                                1,362,200
 41,577  May Department Stores                                 1,280,572
 19,800  Nordstrom                                               705,474
 27,700  Saks (1)                                                398,880
  9,071  Sears Roebuck                                           363,293
                                                            ------------
                                                               4,110,419
                                                            ------------
         DIVERSIFIED BANKS (3.5%)
131,399  Bank of America                                      10,576,305
 31,764  Bank One                                              1,568,189
 32,000  Comerica                                              1,652,160
170,024  U.S. Bancorp                                          4,359,415
114,816  Wachovia                                              5,252,832
138,654  Wells Fargo                                           7,828,405
                                                            ------------
                                                              31,237,306
                                                            ------------
         DIVERSIFIED CAPITAL MARKETS (0.7%)
173,595  J.P. Morgan Chase                                     6,527,172
                                                            ------------
         DIVERSIFIED CHEMICALS (0.8%)
 85,204  Dow Chemical                                          3,381,747
 83,952  DuPont (E.I.) de Nemours                              3,605,738
                                                            ------------
                                                               6,987,485
                                                            ------------
         DIVERSIFIED COMMERCIAL SERVICES (0.3%)
    745  Apollo Group - Class A (1)                               67,706
100,402  Cendant (1)                                           2,377,519
                                                            ------------
                                                               2,445,225
                                                            ------------
         DIVERSIFIED METALS & MINING (0.1%)
 13,600  Phelps Dodge (1)                                     $    895,288
                                                              ------------
         DRUG RETAIL (0.4%)
 43,017  CVS                                                     1,661,747
 52,945  Walgreen                                                1,825,543
                                                              ------------
                                                                 3,487,290
                                                              ------------
         ELECTRIC UTILITIES (1.8%)
 13,000  Alliant Energy                                            323,180
 20,997  Ameren                                                    917,989
 21,114  Cinergy                                                   801,065
 24,002  DTE Energy                                                936,558
 64,005  Edison International                                    1,497,717
 30,100  Entergy                                                 1,643,460
 37,051  Exelon                                                  2,480,194
 20,793  FPL Group                                               1,322,851
 11,971  Great Plains Energy                                       373,615
 69,135  Northeast Utilities                                     1,268,627
  4,717  NSTAR                                                     228,303
 51,900  PG&E (1)                                                1,428,288
 21,592  Pinnacle West Capital                                     843,383
 82,297  Southern                                                2,366,862
                                                              ------------
                                                                16,432,092
                                                              ------------
         ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
 11,300  Acuity Brands                                             276,511
 29,568  American Power Conversion                                 551,739
 37,817  Emerson Electric                                        2,277,340
 29,484  Rockwell Automation                                       963,832
                                                              ------------
                                                                 4,069,422
                                                              ------------
         ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
 26,790  Agilent Technologies (1)                                  723,598
 21,886  PerkinElmer                                               421,306
 10,500  Tektronix                                                 310,800

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 13,500  Vishay Intertechnology (1)                         $    234,900
 19,062  Waters (1)                                              822,525
                                                            ------------
                                                               2,513,129
                                                            ------------
         ELECTRONIC MANUFACTURING SERVICES (0.3%)
 31,000  Jabil Circuit (1)                                       818,090
 16,432  Molex                                                   489,345
 78,500  Sanmina (1)                                             786,570
  9,406  Trimble Navigation (1)                                  235,620
                                                            ------------
                                                               2,329,625
                                                            ------------
         ENVIRONMENTAL SERVICES (0.2%)
 60,893  Waste Management                                      1,729,361
                                                            ------------
         FOOD DISTRIBUTORS (0.3%)
 80,200  Sysco                                                 3,067,650
                                                            ------------
         FOOD RETAIL (0.2%)
 88,572  Kroger (1)                                            1,550,010
 23,901  Ruddick                                                 487,580
                                                            ------------
                                                               2,037,590
                                                            ------------
         FOOTWEAR (0.2%)
 15,841  Nike                                                  1,139,760
  9,900  Reebok International                                    360,162
                                                            ------------
                                                               1,499,922
                                                            ------------
         FOREST PRODUCTS (0.2%)
 17,200  Louisiana Pacific                                       405,748
 24,643  Weyerhaeuser                                          1,458,866
                                                            ------------
                                                               1,864,614
                                                            ------------
         GAS UTILITIES (0.4%)
 17,600  Atmos Energy                                            433,664
 24,862  Nicor                                                   845,059
 33,000  Nisource Finance                                        665,280
  7,836  Peoples Energy                                          327,545
 29,922  Sempra Energy                                           950,023
  7,589  UGI                                                     239,054
                                                            ------------
                                                               3,460,625
                                                            ------------
         GENERAL MERCHANDISE STORES (0.2%)
 46,592  Target                                                2,020,695
                                                            ------------
         GOLD (0.2%)
 43,100  Newmont Mining                                        1,611,940
                                                            ------------
         HEALTH CARE SERVICES (0.3%)
 11,485  Apria Healthcare Group (1)                              331,227
 54,200  Caremark Rx (1)                                       1,834,670
  6,600  Inveresk Research Group (1)                             187,044
 12,500  Renal Care Group (1)                                    618,500
                                                            ------------
                                                               2,971,441
                                                            ------------
         HEALTH CARE DISTRIBUTORS (0.4%)
 17,800  Amerisource Bergen                                    1,030,442
 13,700  Andrx (1)                                               313,456
 15,900  Cardinal Health                                       1,164,675
 35,985  McKesson                                              1,182,467
                                                            ------------
                                                               3,691,040
                                                            ------------
         HEALTH CARE EQUIPMENT (1.6%)
 35,934  Applera - Applied Biosystems                            667,294
 14,100  Beckman Coulter                                         787,344
 26,800  Becton Dickinson & Company                            1,354,740
 32,000  Biomet                                                1,264,000
 32,400  Boston Scientific (1)                                 1,334,556
  8,400  Diagnostic Products                                     358,344
 30,951  Guidant                                               1,950,222
 54,662  Medtronic                                             2,758,245
  6,700  Respironics (1)                                         351,147
 16,320  Stryker                                               1,614,538

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                           VALUE
------                                                           -----
 26,989  Zimmer Holdings (1)                                $  2,155,072
                                                            ------------
                                                              14,595,502
                                                            ------------
         HEALTH  CARE FACILITIES (0.5%)
 24,100  Community Health Systems  (1)                           621,539
 15,900  HCA                                                     646,017
 50,542  Health Management Associates                          1,169,037
 16,000  Lifepoint Hospitals Holdings (1)                        572,160
 16,300  Manor Care                                              528,772
 28,200  Province Healthcare (1)                                 450,918
 16,225  Triad Hospitals (1)                                     551,812
                                                            ------------
                                                               4,540,255
                                                            ------------
         HEALTH CARE SUPPLIES (0.1%)
  9,900  Bausch & Lomb                                           622,017
 10,300  Sybron Dental Specialties (1)                           301,275
                                                            ------------
                                                                 923,292
                                                            ------------
         HOME ENTERTAINMENT SOFTWARE (0.2%)
 17,600  Activision (1)                                          265,056
 30,800  Electronic Art (1)                                    1,559,096
 16,100  THQ (1)                                                 298,494
                                                            ------------
                                                               2,122,646
                                                            ------------
         HOME IMPROVEMENT RETAIL (0.9%)
 39,870  Lowes Cos                                             2,075,632
177,110  The Home Depot                                        6,232,501
                                                            ------------
                                                               8,308,133
                                                            ------------
         HOMEBUILDING (0.1%)
 21,500  Lennar                                                1,007,275
                                                            ------------
         HOTELS, RESORTS & CRUISE LINES (0.1%)
 16,636  Carnival                                                709,858
                                                            ------------
         HOUSEHOLD APPLIANCES (0.2%)
 12,882  Black & Decker                                          745,224
 17,919  Maytag                                                  499,940
 11,500  Whirlpool                                               753,365
                                                            ------------
                                                               1,998,529
                                                            ------------
         HOUSEHOLD PRODUCTS (2.1%)
 24,200  Clorox                                                1,253,076
 49,912  Colgate Palmolive                                     2,888,907
 12,737  Energizer Holdings (1)                                  551,512
 55,153  Kimberly Clark                                        3,609,764
 98,492  Proctor & Gamble                                     10,415,529
                                                            ------------
                                                              18,718,788
                                                            ------------
         HOUSEWARES & SPECIALTIES (0.0%)
  9,900  Jarden (1)                                              368,280
                                                            ------------
         HYPERMARKETS & SUPER CENTERS (1.6%)
 21,091  BJ'S Wholesale Club (1)                                 511,035
 48,546  Costco Wholesale (1)                                  1,818,048
210,318  Wal-Mart Stores                                      11,988,126
                                                            ------------
                                                              14,317,209
                                                            ------------
         INDUSTRIAL CONGLOMERATES (3.2%)
 63,358  3M                                                    5,479,200
744,874  General Electric                                     22,308,976
 20,243  Textron                                               1,117,009
                                                            ------------
                                                              28,905,185
                                                            ------------
         INDUSTRIAL GASES (0.2%)
 38,200  Praxair                                               1,396,210
                                                            ------------
         INDUSTRIAL MACHINERY (0.7%)
  6,200  Briggs & Stratton                                       434,000
 11,773  Danaher                                               1,089,238
 17,827  Eaton                                                 1,058,567
 24,375  Illinois Tool Works                                   2,101,369
 12,200  ITT Industries                                          967,338

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 13,462  SPX                                                $    597,040
                                                            ------------
                                                               6,247,552
                                                            ------------
         INSURANCE BROKERS (0.1%)
 16,335  Marsh & McClennan Cos                                   736,709
                                                            ------------
         INTEGRATED OIL & GAS (4.0%)
 19,300  Amerada Hess                                          1,372,809
 82,387  ChevronTexaco                                         7,538,411
 61,754  ConocoPhillips                                        4,403,060
490,765  Exxon Mobil                                          20,882,051
 38,890  Marathon Oil                                          1,305,148
                                                            ------------
                                                              35,501,479
                                                            ------------
         INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
 28,160  Alltel                                                1,417,574
 41,125  AT&T                                                    705,294
153,888  BellSouth                                             3,971,849
 20,256  CenturyTel                                              584,993
250,643  SBC Communications                                    6,241,011
 81,721  Sprint - FON Group                                    1,461,989
209,310  Verizon Communications                                7,899,359
                                                            ------------
                                                              22,282,069
                                                            ------------
         INTERNET RETAIL (0.4%)
  7,000  Amazon.Com (1)                                          304,220
 39,748  eBay (1)                                              3,172,686
 13,022  InterActiveCorp (1)                                     415,011
                                                            ------------
                                                               3,891,917
                                                            ------------
         INTERNET SOFTWARE & SERVICES (0.3%)
 45,360  Yahoo! (1)                                            2,288,866
                                                            ------------
         INVESTMENT BANKING & BROKERAGE (1.6%)
 51,400  Ameritrade Holding (1)                                  629,136
 13,033  Bear Stearns Cos                                      1,044,464
 60,085  Charles Schwab                                          618,275
 19,100  E*Trade Group (1)                                       216,976
 22,931  Goldman Sachs Group                                   2,218,574
 25,943  Lehman Brothers Holdings                              1,904,216
 41,521  Merrill Lynch                                         2,251,684
 97,394  Morgan Stanley Dean Witter                            5,005,078
                                                            ------------
                                                              13,888,403
                                                            ------------
         IT CONSULTING & OTHER SERVICES (0.1%)
 38,700  Unisys (1)                                              504,261
                                                            ------------
         LEISURE PRODUCTS (0.0%)
 23,984  Callaway Golf                                           407,008
                                                            ------------
         LIFE & HEALTH INSURANCE (0.9%)
 48,423  Aflac                                                 2,044,903
 10,200  Amerus Group                                            393,720
 14,755  Delphi Financial Group                                  592,561
 23,000  Jefferson Pilot                                       1,140,570
 69,498  Metlife                                               2,397,681
 16,700  Nationwide Financial Service                            574,480
 16,075  Prudential Financial                                    706,336
  5,400  Stancorp Financial Group                                334,098
                                                            ------------
                                                               8,184,349
                                                            ------------
         MANAGED HEALTH CARE (0.7%)
 13,956  Anthem Insurance (1)                                  1,236,222
 17,013  Cigna                                                 1,097,509
 30,800  First Health Group (1)                                  514,360
 19,400  Humana (1)                                              316,026
 19,800  Oxford Health Plans                                   1,077,912
 23,624  Unitedhealth Group                                    1,452,404
  3,600  Wellpoint Health Networks (1)                           402,084
                                                            ------------
                                                               6,096,517
                                                            ------------
         METAL & GLASS CONTAINERS (0.0%)
  6,334  Aptar Group                                             248,926
                                                            ------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
         MOTORCYCLE MANUFACTURERS (0.2%)
 30,010  Harley Davidson                                    $  1,690,163
                                                            ------------
         MOVIES & ENTERTAINMENT (1.6%)
 26,487  Fox Entertainment Group (1)                             737,663
350,278  Time Warner (1)                                       5,891,676
103,613  Viacom                                                4,004,642
166,464  Walt Disney                                           3,833,666
                                                            ------------
                                                              14,467,647
                                                            ------------
         MULTI-LINE INSURANCE (1.6%)
170,490  American International Group                         12,215,609
 30,200  The Hartford Financial Services Group                 1,844,616
 12,068  Unitrin                                                 478,496
                                                            ------------
                                                              14,538,721
                                                            ------------
         MULTI-UTILITIES & UNREGULATED POWER (0.6%)
 22,900  Constellation Energy Group                              881,192
 86,024  Duke Energy                                           1,811,665
 16,549  MDU Resources Group                                     370,698
 22,710  National Fuel & Natural Gas                             556,168
 24,700  Oneok                                                   517,465
 28,821  Public Service Enterprise Group                       1,236,421
                                                            ------------
                                                               5,373,609
                                                            ------------
         OFFICE ELECTRONICS (0.1%)
 88,952  Xerox (1)                                             1,194,625
                                                            ------------
         OFFICE SERVICES & SUPPLIES (0.1%)
 23,913  Pitney Bowes                                          1,046,194
                                                            ------------
         OIL & GAS DRILLING (0.3%)
 35,504  GlobalSantaFe                                           936,241
 15,000  Helmerich & Payne                                       404,850
 21,619  Noble (1)                                               803,362
 41,100  Pride International (1)                                 693,357
                                                            ------------
                                                               2,837,810
                                                            ------------
         OIL & GAS EQUIPMENT & SERVICES (0.3%)
 16,697  Schlumberger                                            977,275
 13,856  Seacor (1)                                              574,747
 29,918  Tidewater                                               843,987
 29,700  Varco International (1)                                 614,493
                                                            ------------
                                                               3,010,502
                                                            ------------
         OIL & GAS EXPLORATION & PRODUCTION (0.8%)
 27,073  Anadarko Petroleum                                    1,450,571
 36,800  Apache                                                1,540,816
 25,330  Devon Energy                                          1,550,196
 17,100  Pogo Producing                                          843,372
 12,600  Swift Energy (1)                                        273,294
 30,396  Unocal                                                1,095,472
                                                            ------------
                                                               6,753,721
                                                            ------------
         OIL & GAS REFINING & MARKETING &
          TRANSPORTATION (0.1%)
  7,300  GulfTerra Energy Partners L.P.                          277,108
 22,800  Overseas Shipholding Group                              747,156
                                                            ------------
                                                               1,024,264
                                                            ------------
         OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
392,189  Citigroup                                            18,860,369
 49,931  Principal Financial Group                             1,762,564
                                                            ------------
                                                              20,622,933
                                                            ------------
         PACKAGED FOODS & MEATS (0.9%)
 10,800  Chiquita Brands (1)                                     194,508
 16,514  Hershey Foods                                         1,467,929
 48,400  Kraft Foods                                           1,592,844

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
  6,553  Lancaster Colony                                   $    270,639
 94,686  Sara Lee                                              2,185,353
  3,078  Tootsie Roll Industries                                 107,238
 40,553  Tyson Foods                                             759,963
 21,070  Wrigley (WM) Jr.                                      1,300,019
                                                            ------------
                                                               7,878,493
                                                            ------------
         PAPER PACKAGING (0.1%)
 13,599  Sonoco Products                                         338,071
 11,000  Temple-Inland                                           679,470
                                                            ------------
                                                               1,017,541
                                                            ------------
         PAPER PRODUCTS (0.1%)
  4,800  International Paper                                     193,536
 11,600  Potlatch                                                439,408
  8,200  Schweitzer-Mauduit International                        254,118
                                                            ------------
                                                                 887,062
                                                            ------------
         PERSONAL PRODUCTS (0.7%)
 22,300  Avon Products                                         1,873,200
 22,681  Estee Lauder Cos                                      1,036,748
 84,978  Gillette                                              3,477,300
                                                            ------------
                                                               6,387,248
                                                            ------------
         PHARMACEUTICALS (7.4%)
136,957  Abbott Laboratories                                   6,028,848
171,405  Bristol-Myers Squibb                                  4,302,265
 90,025  Eli Lilly                                             6,644,745
 34,215  Forest Laboratories (1)                               2,206,183
237,396  Johnson & Johnson                                    12,826,506
170,411  Merck                                                 8,009,317
 12,300  Mylan Labs                                              281,793
535,576  Pfizer                                               19,152,198
 59,068  Schering Plough                                         988,208
 27,400  Watson Pharmaceuticals (1)                              975,714
117,684  Wyeth                                                 4,480,230
                                                            ------------
                                                              65,896,007
                                                            ------------
         PROPERTY & CASUALTY INSURANCE (1.6%)
 59,131  Allstate                                              2,714,113
 19,110  Berkley (WR)                                            773,955
     35  Berkshire Hathaway (1)                                3,268,650
 24,900  Chubb                                                 1,718,100
 35,490  Cincinnati Financial                                  1,454,735
 29,168  Fidelity National Financial                           1,067,549
 27,061  First American                                          733,894
 15,893  Landamerica Financial Group                             654,950
 23,458  MBIA                                                  1,381,442
 10,700  Selective Insurance                                     382,632
                                                            ------------
                                                              14,150,020
                                                            ------------
         PUBLISHING (0.6%)
 26,242  Gannett Co                                            2,274,656
 19,355  McGraw-Hill                                           1,526,335
 26,678  Tribune                                               1,277,343
                                                            ------------
                                                               5,078,334
                                                            ------------
         RAILROADS (0.4%)
 49,700  Burlington North Santa Fe                             1,625,190
 35,000  Union Pacific                                         2,062,550
                                                            ------------
                                                               3,687,740
                                                            ------------
         REAL ESTATE INVESTMENT TRUSTS (0.6%)
 16,537  Boston Properties                                       777,239
 10,400  Cousins Properties                                      292,448
 17,770  Duke Realty                                             518,173
 54,010  Equity Office Properties Trust                        1,359,432
  9,672  Heritage Property
         Investment Trust                                        245,475
 14,171  Kimco Realty                                            605,669
 18,200  Public Storage                                          760,578

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
 16,300  Rouse                                              $    705,790
                                                            ------------
                                                               5,264,804
                                                            ------------
         REGIONAL BANKS (2.4%)
 64,606  Amsouth Bancorp                                       1,422,624
 56,676  BB&T Financial                                        1,954,755
 12,947  Fifth Third Bancorp                                     694,736
 25,900  First Horizon National                                1,138,564
 63,150  Huntington Bancshares                                 1,351,410
 60,900  Keycorp                                               1,808,730
 64,786  National City                                         2,246,131
 28,000  North Fork Bancorp                                    1,039,360
 37,094  PNC Financial Services Group                          1,969,691
 14,309  Popular                                                 600,978
 12,028  Provident Financial Group                               473,663
 27,739  Regions Financial                                       962,821
 34,300  Southtrust                                            1,066,044
 33,971  SunTrust Banks                                        2,311,726
 27,700  Union Planters                                          770,060
 25,000  Zions Bancorp                                         1,413,000
                                                            ------------
                                                              21,224,293
                                                            ------------
         RESTAURANTS (0.7%)
  8,100  CEC Entertainment                                       276,777
120,690  McDonald's                                            3,286,389
 11,200  Outback Steakhouse                                      492,016
 15,000  Wendy's International                                   585,000
 35,462  Yum! Brands (1)                                       1,375,571
                                                            ------------
                                                               6,015,753
                                                            ------------
         SEMICONDUCTOR EQUIPMENT (0.3%)
131,872  Applied Material (1)                                  2,404,027
 21,000  Teradyne (1)                                            427,980
                                                            ------------
                                                               2,832,007
                                                            ------------
         SEMICONDUCTORS (2.7%)
 50,100  Altera (1)                                            1,002,501
 38,087  Analog Devices                                        1,622,506
495,633  Intel                                                12,752,637
 16,280  Intersil                                                321,530
 35,426  Linear Technology                                     1,262,228
 30,446  Maxim Integrated Products                             1,400,212
 25,800  Microchip Technology                                    722,916
 32,800  ON Semiconductor (1)                                    158,424
145,680  Texas Instruments                                     3,656,568
 38,300  Xilinx (1)                                            1,288,029
                                                            ------------
                                                              24,187,551
                                                            ------------
         SOFT DRINKS (1.9%)
193,008  Coca Cola                                             9,760,415
 46,700  Coca-Cola Enterprises                                 1,260,900
 25,600  Pepsiamericas                                           512,768
100,807  Pepsico                                               5,492,973
                                                            ------------
                                                              17,027,056
                                                            ------------
         SPECIALIZED FINANCE (0.2%)
 35,300  CIT Group                                             1,213,261
 25,000  Gatx                                                    587,500
                                                            ------------
                                                               1,800,761
                                                            ------------
         SPECIALTY CHEMICALS (0.3%)
  9,400  Cytec Industries                                        369,608
  6,200  Macdermid                                               200,756
 25,400  Rohm and Hass                                           985,012
 17,391  Sigma Aldrich                                           985,026
                                                            ------------
                                                               2,540,402
                                                            ------------
         SPECIALTY STORES (0.3%)
 38,500  Autonation (1)                                          655,270
  5,800  Barnes & Noble (1)                                      173,246
 16,700  Borders Group                                           400,299
 13,781  Linens 'N Things (1)                                    447,056
 22,274  Tiffany                                                 868,686
  4,500  Zale (1)                                                251,640
                                                            ------------
                                                               2,796,197
                                                            ------------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

SHARES                                                          VALUE
------                                                          -----
         SYSTEMS SOFTWARE (3.0%)
  9,500  Computer Associates
         International                                      $    254,695
811,974  Microsoft                                            21,086,965
 22,700  Networks Associates (1)                                 355,936
339,514  Oracle (1)                                            3,809,347
 36,200  Symantec (1)                                          1,630,810
                                                            ------------
                                                              27,137,753
                                                            ------------
         TECHNOLOGY DISTRIBUTORS (0.1%)
 20,500  Arrow Electronics (1)                                   518,240
                                                            ------------
         THRIFTS & MORTGAGE FINANCE (1.8%)
 28,197  Countrywide Financial                                 1,672,082
 79,598  Fannie Mae                                            5,469,975
 19,900  Flagstar Bancorp                                        406,557
 67,623  Freddie Mac                                           3,949,183
 25,627  Netbank                                                 276,515
 36,633  New York Community Bancorp                              918,389
 83,289  Washington Mutual                                     3,280,754
                                                            ------------
                                                              15,973,455
                                                            ------------
         TOBACCO (1.0%)
132,630  Altria Group                                          7,345,049
 12,200  RJ Reynolds Tobacco Holdings                            790,194
  7,800  Universal                                               391,872
                                                            ------------
                                                               8,527,115
                                                            ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.6%)
106,912  AT&T Wireless (1)                                     1,476,455
 98,099  Nextel Communications (1)                             2,340,642
  7,600  Telephone and Data Systems                              501,296
  7,300  US Cellular (1)                                         250,171
 17,000  Western Wireless (1)                                    353,940
                                                            ------------
                                                               4,922,504
                                                            ------------
         Total United States                                 772,636,317
                                                            ------------
         TOTAL COMMON STOCKS
          (Cost $773,868,620)                                813,794,378
                                                            ------------

PRINCIPAL
 AMOUNT
 ------
                 SHORT-TERM INVESTMENTS (8.4%)

                 TIME DEPOSIT (1.8%)
$15,874,710      J.P. Morgan Chase
                      Time Deposit
                      0.65%, due 05/03/04                     15,874,710

                 U.S. TREASURY BILL (6.6%)
 59,140,000      U.S. Treasury Bill
                      0.96%, 07/29/04                         59,002,677
                                                            ------------
                 TOTAL SHORT-TERM INVESTMENTS
                      (Cost $74,875,082)                      74,877,387
                                                            ------------
                 TOTAL INVESTMENTS
                      (Cost $848,743,702)
                      (99.7%)                                888,671,765
                 Other Assets
                      Less Liabilities (0.3%)                  2,257,325
                                                            ------------
                 TOTAL NET ASSETS (100.0%)                  $890,929,090
                                                            ============

-----------
(1)-Non-income producing security.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2004

FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                                NET
               NUMBER                                        UNREALIZED
                 OF            VALUE          EXPIRATION   DEPRECIATION
              CONTRACTS        (000)            DATE           (000)
              ---------       -------         ----------   ------------
LONG:

S&P 500
  Index          246          $68,025          Jun-04          $(267)
                                                               =====

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004

ASSETS:
Investments in securities, at value - Note 2 ..............................................     $888,671,765
Initial margin for futures contracts ......................................................        3,936,000
Dividends and tax reclaims receivable .....................................................          960,749
Receivable for fund shares sold ...........................................................          124,267
Interest receivable .......................................................................           41,096
Deferred offering costs ...................................................................            8,092
Other assets ..............................................................................           75,358
                                                                                                ------------
       TOTAL ASSETS .......................................................................      893,817,327
                                                                                                ------------
LIABILITIES:
Payable for fund shares redeemed ..........................................................        1,968,387
Variation margin payable ..................................................................          492,000
Investment advisory fees ..................................................................          188,721
Sub-administration and accounting fees payable ............................................           43,981
Custody fee payable .......................................................................           26,800
Accrued expenses and other liabilities ....................................................          168,348
                                                                                                ------------
       TOTAL LIABILITIES ..................................................................        2,888,237
                                                                                                ------------
       NET ASSETS .........................................................................     $890,929,090
                                                                                                ============

NET ASSETS CONSIST OF:
Capital paid-in ...........................................................................     $823,565,871
Undistributed net investment income .......................................................        3,468,865
Accumulated net realized gain on investments, futures and foreign currency transactions ...       24,233,363
Net unrealized appreciation on investments, futures and foreign currency translations .....       39,660,991
                                                                                                ------------
       NET ASSETS .........................................................................     $890,929,090
                                                                                                ============
Net asset value, offering and redemption price per share ..................................     $      10.88
Total shares outstanding at end of period .................................................       81,865,378
Cost of securities ........................................................................     $848,743,702

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2004*

INVESTMENT INCOME:
Dividend income .............................................................      $  8,757,539
Interest income .............................................................           168,002
Less: Taxes withheld ........................................................           (58,621)
                                                                                   ------------
       TOTAL INCOME .........................................................         8,866,920
                                                                                   ------------
EXPENSES:
Investment advisory fees - Note 3 ...........................................         1,326,687
Registration fees ...........................................................           105,145
Recapture of organizational costs - Note 2 ..................................           102,355
Insurance ...................................................................            86,145
Sub-administration and accounting fees - Note 3 .............................            80,224
Legal fees ..................................................................            70,481
Custodian fees ..............................................................            54,091
Audit fees ..................................................................            42,000
Trustees fees - Note 4 ......................................................            39,728
Transfer agent fees .........................................................            37,354
Printing expense ............................................................            21,666
Amortization of offering costs ..............................................            13,063
Other .......................................................................             1,665
                                                                                   ------------
       TOTAL EXPENSES .......................................................         1,980,604
                                                                                   ------------

       NET INVESTMENT INCOME ................................................         6,886,316
                                                                                   ------------
NET REALIZED GAIN ON:
Investments sold ............................................................        26,796,710
Futures contracts ...........................................................         1,933,840
Foreign currency transactions ...............................................            (7,617)
                                                                                   ------------
       Net realized gain ....................................................        28,722,933
                                                                                   ------------
CHANGE IN NET UNREALIZED APPRECIATION OR DEPRECIATION ON:
Investments and foreign currency ............................................        39,928,063
Futures contracts ...........................................................          (266,954)
Translation of other assets and liabilities denominated in foreign currency..              (118)
                                                                                   ------------
       Change in net unrealized appreciation or depreciation ................        39,660,991
                                                                                   ------------
       REALIZED AND UNREALIZED GAIN .........................................        68,383,924
                                                                                   ------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................      $ 75,270,240
                                                                                   ============

* The Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED APRIL 30, 2004*

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income .......................................................        $   6,886,316
Net realized gain ...........................................................           28,722,933
Change in net unrealized appreciation .......................................           39,660,991
                                                                                     -------------
       Net increase in net assets from operations ...........................           75,270,240
                                                                                     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ....................................           (3,318,066)
Distributions from net realized gain ........................................           (2,416,556)
                                                                                     -------------
       Total distributions ..................................................           (5,734,622)
                                                                                     -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...................................................          912,481,565
Reinvestment of distributions ...............................................            2,388,426
Cost of shares redeemed .....................................................          (49,332,846)
Cost of shares redeemed in-kind .............................................          (44,243,673)
                                                                                     -------------
       Net increase in net assets resulting from capital share transactions..          821,293,472
                                                                                     -------------
       Total Increase in Net Assets .........................................          890,829,090
       Net Assets, Beginning of Period ......................................              100,000
                                                                                     -------------
       Net Assets, End of Period ............................................        $ 890,929,090
                                                                                     =============
       Net assets include accumulated undistributed net investment income....        $   3,468,865
                                                                                     =============

SHARE TRANSACTIONS:
Shares sold .................................................................           90,339,017
Shares issued on reinvestment of distributions ..............................              227,465
Shares redeemed .............................................................           (4,540,908)
Shares redeemed in-kind .....................................................           (4,170,196)
                                                                                     -------------
       Net increase in shares outstanding ...................................           81,855,378
                                                                                     =============

* The Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHT THE PERIOD ENDED APRIL 30, 2004*

NET ASSET VALUE, BEGINNING OF PERIOD ...................        $     10.00
                                                                -----------
INVESTMENT OPERATIONS:
Net Investment Income ..................................               0.09
Net Realized and Unrealized Gain on Investments ........               0.86
                                                                -----------
       Total from Investment Operations ................               0.95
                                                                -----------
DISTRIBUTIONS FROM:
Net Investment Income ..................................              (0.04)
Net Realized Gain on Investments .......................              (0.03)
                                                                -----------
       Total Distributions .............................              (0.07)
                                                                -----------
       Net Asset Value, End of Period ..................        $     10.88
                                                                ===========
       Total Return (a) ................................               9.56%
                                                                ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets at End of Period (000's) ....................        $   890,929
Ratio of Expenses to Average Net Assets: (b) ...........               0.37%
Net investment income (loss) to Average Net Assets (b)..               1.29%
Portfolio Turnover Rate (c) ............................                 54%

----------

(a) Total return calculation is not annualized.

(b) Annualized.

(c) Not annualized.

* Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004

NOTE 1 -- ORGANIZATION

Schroder Global Series Trust (the "Trust") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003. Schroder North American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust and commenced operations on September 17, 2003.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Fund's Board of Trustees ("Trustees").

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that it take into possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities, if required by certain countries, are accrued on realized gains and unrealized appreciation. No capital gains taxes have been accrued during the period ended April 30, 2004.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized on the effective interest method. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the values of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DERIVATIVE INSTRUMENTS: The Fund may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. The Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

the position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

FUTURES: Financial futures contracts (secured by cash and/or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

Futures contracts may be used in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

ORGANIZATIONAL AND OFFERING COSTS: The Trust incurred organizational costs of $102,355 which were borne by Schroder Investment Management North America Inc. (the Fund's "Investment Adviser"). During the period ended April 30, 2004 and pursuant to the Organizational Expense Reimbursement Agreement between the Investment Adviser and the Trust, the Trust reimbursed such organizational costs to the Investment Adviser when the net assets of the Trust exceeded $900 million in value.

In addition, the Trust incurred $21,155 in offering costs in connection with its initial offering. These costs are being amortized on a straight-line basis over a one-year period, starting with the commencement of the Trust's operations.

NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Under an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Schroder Investment Management North America Inc. ("Schroder"), which was approved by the Board of Trustees of the Trust and the shareholder of the Fund in July 2003, Schroder, at its expense, provides the Fund with investment advisory services. Schroder also manages the Fund her affairs and business. Schroder has retained its affiliate, Schroder Investment Management North America Ltd. ("SIMNA Ltd."), to serve as

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

sub-adviser responsible for day-to-day investment decisions for the Fund.

Under the Advisory Agreement, Schroder is required to continuously furnish the Fund investment programs consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. As compensation for services provided to the Fund pursuant to the Advisory Agreement, Schroder is entitled to receive from the Fund a fee, computed and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. As compensation for SIMNA Ltd.'s service as sub-adviser to the Fund, Schroder pays SIMNA Ltd. 25% of the investment adviser fees Schroder receives from the Fund.

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of Schro-der and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust. For its services, Schroder Advisors receives no compensation. J.P. Morgan Investor Services Co. ("Morgan") serves as sub-administrator to the Fund and receives a fee from the Fund for its services as follows: For Fund Administration services, Morgan will be paid a monthly fee based on an annual rate of $24,000 plus 0.0035 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0020 of 1% of the Fund's average daily net assets in excess of $1 billion. For Fund Accounting services, Morgan will be paid a monthly fee based on an annual rate of $30,000 plus 0.0040 of 1% of the Fund's $1 billion in average daily net assets, plus 0.0030 of 1% of the Fund's average daily net assets in excess of $1 billion.

NOTE 4 -- TRUSTEES' FEES:

The Fund pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Fund, Schroder, SIMNA Ltd. or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional

SCHRODER NORTH AMERICAN EQUITY FUND

APRIL 30, 2004

$1,000 per year. Trustees' fees are allocated among the various Funds. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended April 30, 2004 were $1,137,636,970 and $390,565,060, respectively.

The redemptions in-kind reflect the valuation of the underlying securities in accordance with the Fund's valuation policy. The asset price used to effect the redemption is the respective asset price used to calculate the net asset value of the shares redeemed. For the period ended April 30, 2004 the Fund realized gains from in-kind redemptions of $2,158,310.

NOTE 6 -- FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for transactions in certain futures and options, foreign currency transactions, non-taxable dividends, investments in passive foreign investment companies, gains resulting from distributions in-kind and losses deferred due to wash sales. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions from short term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

At April 30, 2004, the Trust reclassified the following amounts between paid in capital, undistributed net investment income and accumulated undistributed net realized gain (loss):

                        (DECREASE)               (DECREASE)
   INCREASE          UNDISTRIBUTED NET           ACCUMULATED
PAID IN CAPITAL      INVESTMENT INCOME       REALIZED GAIN (LOSS)
---------------      -----------------       --------------------
  $2,172,399             $(99,385)               $(2,073,014)

These reclassifications had no impact on the net asset value of the Trust and are presented to show the Trust's

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
APRIL 30, 2004

capital accounts on a tax basis.

The tax character of dividends and distributions paid during the year ended April 30, 2004 were as follows:

 ORDINARY             LONG-TERM            RETURN
  INCOME             CAPITAL GAIN        OF CAPITAL
----------           ------------        ----------
$5,734,622               $ --               $ --

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

UNDISTRIBUTED         UNDISTRIBUTED
  ORDINARY              LONG-TERM
   INCOME             CAPITAL GAIN
-------------         -------------
$26,745,969            $1,009,561

At April 30, 2004, the identified cost for Federal income tax purposes of investments owned by the Trust and their respective gross unrealized appreciation and depreciation were as follows:

                                                                   NET UNREALIZED
 IDENTIFIED           GROSS                   GROSS                 APPRECIATION
  TAX COST         APPRECIATION           (DEPRECIATION)           (DEPRECIATION)
------------       ------------           --------------           --------------
$848,960,548       $60,329,907              $20,618,690              $39,711,217

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2004, the Trust elected to defer capital and currency losses occurring between November 1, 2003 and April 30, 2004 up to the following amounts:

 POST-OCTOBER             POST-OCTOBER
CAPITAL LOSSES           CURRENCY LOSSES
--------------           ---------------
    $ --                     $8,829

NOTE 7 -- BENEFICIAL INTEREST

As of April 30, 2004, shareholders of the Fund with ownership of 5% or greater included 3 shareholders, comprising ownership of 37% of the aggregate shares outstanding.

NOTE 8 -- FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2004, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the Trust was 24%.

SCHRODER NORTH AMERICAN EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Schroder Global Series Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder North American Equity Fund (constituting Schroder Global Series Trust) (the "Fund") at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period September 17, 2003 (commencement of operations) through April 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and broker, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

June 15, 2004

SCHRODER NORTH AMERICAN EQUITY FUND

TRUSTEES AND OFFICERS (UNAUDITED; AS OF APRIL 30, 2004)

Additional information regarding the Trustees is included in Fund's Statement of Additional Information, which is available free of charge by calling
(800) 464-3108.

        NAME, AGE               POSITION(S) HELD                  TERM OF OFFICE AND
       AND ADDRESS               WITH THE TRUST                  LENGTH OF TIME SERVED
-------------------------       ---------------                  ---------------------
TRUSTEES

John I. Howell*, 87                Trustee                            Indefinite
875 Third Avenue, 22nd Fl.                                          Since inception
New York, NY 10022

Peter S. Knight*, 53               Trustee                            Indefinite
875 Third Avenue, 22nd Fl.                                          Since inception
New York, NY 10022

Catherine A. Mazza**, 44           Trustee                            Indefinite
875 Third Avenue, 22nd Fl.                                          Since inception
New York, NY 10022

Clarence F. Michalis*, 82          Trustee                            Indefinite
875 Third Avenue, 22nd Fl.                                          Since inception
New York, NY 10022

James D. Vaughn*, 59               Trustee                            Indefinite
875 Third Avenue, 22nd Fl.                                        Since December 2003
New York, NY 10022

------------------

*  Also serves as a member of the Audit Committees for the Trust.

** Trustee who is deemed to be an "interested person" of the Trusts as defined in the 1940 Act is referred to as an "Interested Trustee." Ms. Mazza is an Interested Trustee due to her status as an officer and employee of Schroder Investment Management North America Inc., the Trust's investment adviser.

SCHRODER NORTH AMERICAN EQUITY FUND

                                               NUMBER OF SERIES                          OTHER
      PRINCIPAL                                 IN FUND COMPLEX                      DIRECTORSHIPS
    OCCUPATION(S)                                 OVERSEEN BY                           HELD BY
DURING THE PAST 5 YEARS                         BOARD MEMBER***                       BOARD MEMBER
-----------------------                        ----------------         -----------------------------------------
Private Consultant since 1987                        8                  Director, United States Life Insurance Co.
                                                                        of the city of New York; First SunAmerica
                                                                        Life Insurance Co. Trustee, Schroder Capital
                                                                        Global Series Trust. Schroder Series
                                                                        Funds (Delaware) and Schroder
                                                                        Trust

Managing Director, MetWest Financial.                8                  Director, Medicis Pharmaceutical Corp.
Former President of Sage Venture                                        Whitman Education Group, Inc.,
Partners. Former Partner, Wunder,                                       EntreMed, Inc. and Pharmaceutical
Knight Law Firm                                                         Resources, Inc. Trustee, Schroder Capital
                                                                        Funds (Delaware) and Schroder Series
                                                                        Trust

Formerly Trustee, President and Chief                1                  N/A
Executive Officer of Schroder Capital
Management (Delaware) and Schroder
Series Trust; Sr. Vice President Schroder
Investment Management North America
Inc. ("Schroder"); President and Director,
Schroder Fund Advisors Inc.

Chairman of the Board of Directors,                  8                  Chairman of the Board of Directors,
Josiah Macy, Jr., Foundation                                            Josiah Macy, Jr., Foundation. Trustee,
                                                                        Schroder Capital Funds (Delaware) and
                                                                        Schroder Series Trust

Formerly, Managing Partner, Denver                   8                  Trustee, Schroder Capital Funds
office, Deloitte & Touche                                               (Delaware) and Schroder Series Trust

----------

*** The "Fund Complex" includes all series of Schroder Capital Funds (Delaware),
    Schroder Series Trust and Schroder Global Series Trust.

SCHRODER NORTH AMERICAN EQUITY FUND

                                                                                                TERM OF
                                                 POSITION(S)                                   OFFICE AND
        NAME, AGE                               HELD WITH THE                                   LENGTH OF
       AND ADDRESS                                 TRUST                                       TIME SERVED
-------------------------            -----------------------------------        -----------------------------------------
OFFICERS

Mark A. Hemenetz, 47                         President and Chief                                Indefinite
875 Third Avenue, 22nd Fl.                    Executive Officer                                 Since 2004
New York, NY 100022

Alan M. Mandel, 46                          Treasurer and Principal                             Indefinite
875 Third Avenue, 22nd Fl.                 Financial and Accounting                          Since inception
New York, NY 100022                                Officer

Barbara Brook Manning, 57            Vice President and Chief Compliance                        Indefinite
875 Third Avenue, 22nd Fl.                         Officer                                    Since inception
New York, NY 100022

Carin F. Muhlbaum, 42                         Vice President and                                Indefinite
875 Third Avenue, 22nd Fl.                        Secretary                             Vice President since inception
New York, NY 100022                                                                       Secretary since inception

Nicholas J. Rossi, 41                    Assistant Vice President and                           Indefinite
875 Third Avenue, 22nd Fl.                   Assistant Secretary                Assistant Vice President since inception;
New York, NY 100022                                                                Assistant Secretary since inception

SCHRODER NORTH AMERICAN EQUITY FUND

                                              NUMBER OF SERIES                   OTHER
                PRINCIPAL                     IN FUND COMPLEX                 DIRECTORSHIPS
              OCCUPATION(S)                     OVERSEEN BY                     HELD BY
         DURING THE PAST 5 YEARS              BOARD MEMBER***                 BOARD MEMBER
-----------------------------------------     ----------------                -------------
President and Chief Executive Officer of
the Trust, Executive Vice President Schro-           N/A                           N/A
der Investment Management North
America Inc. ("Schroder"); President and
Director, Schroder Fund Advisors Inc.
Formerly Executive Vice President and
Director of Investment Management,
Bank of New York.

First Vice President, Schroder; Senior               N/A                           N/A
Vice President, Treasurer and Director,
Schroder Fund Advisors Inc.; Treasurer
and Chief Financial Officer of the Trust.
Formerly, Director, Mutual Fund
Administration, Salomon Brothers Asset
Management.

Senior Vice President, Director and Chief            N/A                           N/A
Compliance Officer, Schroder and Schro-
der Fund Advisors Inc.; Vice President of
the Trust. Formerly, Special Counsel,
Roseman & Colin (law firm); Assistant
Regional Administrator, Securities &
Exchange Commission, Northeast
Regional Office.

Senior Vice President and General Coun-              N/A                           N/A
sel, Schroder; First Vice President, Secre-
tary and General Counsel, Schroder Fund
Advisors Inc.; Vice President and Secre-
tary of the Trust. Formerly Associate
Attorney, Seward & Kissel.

Vice President and Assistant Secretary,              N/A                           N/A
Schroder; Vice President, Schroder Fund
Advisors Inc.; Assistant Vice President
and Assistant Secretary of the Trust.

PRIVACY STATEMENT

In the course of doing business with Schroders and the Schroders Mutual Funds, you share nonpublic personal and financial information with us. Schroders respects your right to privacy. We understand that you have entrusted us with this private information and we recognize the importance of protecting unnecessary and unauthorized access to it.

We may collect nonpublic personal information about you when you communicate or transact business with us or with our service providers in writing, electronically, or by telephone. For example, information may come from applications, requests for forms or literature (such as name, address, account or tax identification number), and your transactions and account positions with us (such as types and amounts of investments and bank account information). On occasion, such information may come form those providing services to us from your own brokerage or other financial services firm.

We do not sell your personal or financial information to any third parties.

We do not disclose your personal or financial information to non-affiliated third parties unless one of the following limited exceptions applies:

- We disclose personal information to companies that help us maintain, process or service your transactions or account(s) or financial products or services effected by or through us, including companies that perform administrative, transfer agency, custodial, brokerage or proxy solicitation services for us.

- We may disclose personal or financial information, such as account and transaction data, to companies which assist us in marketing or client servicing. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

- We may disclose or report personal information in limited circumstances where we believe in good faith that disclosure is required or permitted under law, for example, to cooperate with regulators or law enforcement authorities, or for institutional risk control.

- We may disclose personal information if you request or authorize us to do so.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within Schroders, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

We intend to observe these policies with respect to current and former Schroders customers and shareholders of the Schroder Mutual Funds.

If you identify an inaccuracy in your personal information or need to make a change to that information, please contact us in writing so that we may promptly update our records.

     This Privacy Policy applies to the Schroder Mutual Funds, Schroder Fund
      Advisors Inc. and Schroder Investment Management North America Inc.